Contingent Liabilities and Commitments_Acceptances And Guarantees By Industry(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,587,316	₩ 5,001,971
Unconfirmed guarantees	2,432,183	2,635,501
Total	₩ 8,019,499	₩ 7,637,472
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 72,071	₩ 23,317
Unconfirmed guarantees	3,736	7,353
Total	₩ 75,807	₩ 30,670
Proportion (%)	0.95%	0.40%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,981,245	₩ 2,799,593
Unconfirmed guarantees	1,451,657	1,270,721
Total	₩ 4,432,902	₩ 4,070,314
Proportion (%)	55.27%	53.29%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 931,680	₩ 655,057
Unconfirmed guarantees	84,586	100,004
Total	₩ 1,016,266	₩ 755,061
Proportion (%)	12.67%	9.89%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 998,333	₩ 935,647
Unconfirmed guarantees	723,367	837,230
Total	₩ 1,721,700	₩ 1,772,877
Proportion (%)	21.47%	23.21%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 280,146	₩ 335,156
Unconfirmed guarantees	40,988	198,996
Total	₩ 321,134	₩ 534,152
Proportion (%)	4.00%	6.99%
Public utilities
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 165,571	₩ 165,249
Unconfirmed guarantees	36,256	129,944
Total	₩ 201,827	₩ 295,193
Proportion (%)	2.52%	3.87%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 158,270	₩ 87,952
Unconfirmed guarantees	91,593	91,253
Total	₩ 249,863	₩ 179,205
Proportion (%)	3.12%	2.35%